John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name:     Nicholas J. Kolokithas

Title:       Assistant Vice President and Senior Counsel

September 1, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          John Hancock Capital Series (the “Trust”), on behalf of:

John Hancock Classic Value Fund and

John Hancock U.S. Global Leaders Growth Fund

File Nos. 002-29502; 811-01677

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated August 30, 2011, contained in Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 66 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on August 30, 2011.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust